Consolidated Statements of Cash Flows (FY) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Cash Flows [Abstract]
Cash	$ 32,932	$ 39,647	$ 52,219	$ 40,175
Restricted cash	6,801	6,534	7,084	7,813
Subtotal - cash and restricted cash	$ 39,733	$ 46,181	$ 59,303	$ 47,988	$ 76,895